Label	Element	Value
Institutional Shares Prospectus | GuideMark® World ex-US Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideMark® World ex-US Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	GuideMark® World ex-US Fund (the “Fund”) seeks capital appreciation over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 84.22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.22%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses attributed to Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense assumption by the Advisor for the 1-year number only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund invests primarily in equity securities incorporated or traded outside the United States. Generally, the Fund’s assets will be invested in securities of companies located in developed countries. The Fund considers developed countries to be those defined by the MSCI World ex-USA Index. The Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.

The Fund’s investments in equity securities may include common stocks, unit stocks, stapled securities, exchange-traded funds (“ETFs”) and preferred stocks of companies of any size capitalization. The Fund also may invest in depositary receipts, including American Depositary Receipts (“ADRs”) of foreign companies and Global Depositary Receipts (“GDRs”). Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in derivatives such as futures, forwards and other similar instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies. The Fund may engage in currency futures and currency forwards for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivatives for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. To the extent that derivatives have economic characteristics similar to equity securities, they will be counted as such for purposes of the Fund’s 80% investment policy.

The sub-advisor uses a rules-based methodology that emphasizes fundamentally-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors: value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.

The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the MSCI World ex-USA Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions. Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time. The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk: An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk: The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Growth Investment Risk: The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Value Investment Risk: The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund’s investments in value-oriented securities may not reach what the Fund’s sub-advisor believes are their full value.

Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk: The risks of investing in ADRs, GDRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Derivatives Risk : A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar denominated or bank assets. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue. For example, with currency derivatives, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the currencies underlying the currency derivatives entered into by the Fund.

Liquidity Risk: Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. In addition, ETF shares may trade at a premium or discount relative to their net asset value. ETFs have management fees and other expenses which the Fund will indirectly bear.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its investment strategies on April 1, 2011 (prior to the inception of the Institutional Shares) and again on October 9, 2015. The performance set forth below prior to October 9, 2015 is attributable to the previous investment strategies and different sub-advisors.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GUIDEMARK® WORLD EX-US FUND – INSTITUTIONAL SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date performance of the Fund’s Institutional Shares as of June 30, 2018 was -0.20%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	12.24%
Worst Quarter:	Quarter ended September 30, 2015	-12.09%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.09%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2017
Institutional Shares Prospectus | GuideMark® World ex-US Fund | MSCI World ex-USA Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World ex-USA Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
Institutional Shares Prospectus | GuideMark® World ex-US Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[2]
Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.82%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	266
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	464
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,035
Annual Return 2012	rr_AnnualReturn2012	18.46%
Annual Return 2013	rr_AnnualReturn2013	15.44%
Annual Return 2014	rr_AnnualReturn2014	(4.63%)
Annual Return 2015	rr_AnnualReturn2015	(4.35%)
Annual Return 2016	rr_AnnualReturn2016	1.39%
Annual Return 2017	rr_AnnualReturn2017	27.64%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.64%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.39%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
Institutional Shares Prospectus | GuideMark® World ex-US Fund | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.27%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.05%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.29%	[4]
Institutional Shares Prospectus | GuideMark® World ex-US Fund | Institutional Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.22%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.08%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.88%	[4]

[1]	"Other Expenses" includes Acquired Fund Fees and Expenses ("AFFE") that did not exceed 0.01% of the Fund's average net assets. AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[2]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses attributed to Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[3]	AssetMark, Inc. ("AssetMark" or the "Advisor") has contractually agreed through July 31, 2019, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.79% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2019 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund's current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.
[4]	During the period August 3, 2017 through September 5, 2017, there were no Institutional Shares of the Fund outstanding. Performance information provided for the Institutional Shares during that period reflects the last calculated net asset value of the Institutional Shares on August 2, 2017, without any adjustments. Had there been Institutional Shares outstanding during the period August 3, 2017 through September 5, 2017, their annual returns would have been substantially similar to those of the Service Shares of the Fund (offered in a separate prospectus) because they would have been invested in the same portfolio securities, but would have differed to the extent that the classes have different expenses. Because the Service Shares have higher expenses than the Institutional Shares, the returns of the Service Shares would have been lower than the returns of the Institutional Shares during the same period.